111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                     December 3, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090) on behalf of MFS® Equity Income Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Fund does not differ from those contained in Post-Effective Amendment No. 50 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on November 25, 2014.

Please call the undersigned at (617) 954-5822 or James Wholley at (617) 954-6124 with any questions you may have.

                                     Very truly yours,

                                     CHRISTOPHER R. BOHANE
                                     Christopher R. Bohane
                                     Vice President and Assistant
                                       General Counsel

CRB/bjn